UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                                      (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: April 10, 2014

Item 1. REPORTS TO STOCKHOLDERS.
Annual Report 2014
April 10, 2014
(Unaudited)

Presidio Multi-Strategy Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Presidio Multi-Strategy Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Presidio Multi-Strategy Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Presidio Multi-Strategy Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Presidio Multi-Strategy Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, common stocks, large-cap securities risk, small-cap and mid-cap securities risk, risks from other investment companies, fixed income risk, corporate debt securities risk, convertible securities risk, high-yield risk, ETN risk, sector risk, derivative risk, risks from purchasing options, risks from writing options, short sales risk, foreign investment risk, currency risk, investment advisor risk, and operating risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing.

This Annual Report was first distributed to shareholders on or about July 30, 2014.

For More Information on Your Presidio Multi-Strategy Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Presidio Multi-Strategy Fund

Performance Update (Unaudited)

For the period from July 7, 2010 (Date of Initial Public Investment) to April 10, 2014 (Date of Fund Closing)

Comparison of the Change in Value of a $10,000 Investment

This graph assumes an initial investment of $10,000 ($9,575 after maximum sales load of 4.25%) at July 7, 2010 (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts the performance of the Presidio Multi-Strategy Fund versus 50% S&P 500 Total Return Index, and 50% Barclays Capital Aggregate Bond Index, and the HFRX Global Hedge Fund Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged.  The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
	One	Since	Inception	Expense
As of April 10, 2014	Year	Inception	Date	Ratio*
Presidio Multi-Strategy Fund	-9.00%	-1.49%	07/07/10	3.72%
Presidio Multi-Strategy Fund - 4.25% Maximum Sales Load	-12.87%	-2.59%	07/07/10	3.72%
50% S&P 500 Total Return Index, and
50% Barclays Capital Aggregate Bond Index	13.22%	12.15%	N/A	N/A
HFRX Global Hedge Fund Index	2.93%	2.05%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 30, 2013.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of April 10, 2014
		Shares	Value (note 1)

SHORT-TERM INVESTMENT - 100.07%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.05%	455,223	$455,223

Total Short-Term Investment (Cost $455,223)			$455,223

Total Value of Investments (Cost $455,223) - 100.07%			$455,223

Liabilities in Excess of Other Assets - (0.07)%			(306)

Net Assets - 100%			$454,917

§ Represents 7 day effective yield

Summary of Investments	% of Net
	Assets	Value
Short-Term Investment	100.07%	$455,223
Liabilities in Excess of Other Assets	-0.07%	(306)
Total	100.00%	$454,917

See Notes to Financial Statements

Presidio Multi-Strategy Fund

Statement of Assets and Liabilities
(Unaudited)

As of April 10, 2014

Assets:
Investments, at value (cost $455,223)	$455,223
Cash at Broker	1,462
Receivables:
Dividends and interest	6

Total assets	456,691

Liabilities:
Transaction Losses	21
Accrued expenses
Other expenses	910
Advisory fees	562
Administration fees	281

Total liabilities	1,774

Net Assets	$454,917

Net Assets Consist of:
Paid in capital	$1,668,097
Accumulated net investment loss	(150,712)
Accumulated net realized loss	(1,062,468)

Total Net Assets	$454,917
Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	54,242
Net Asset Value and Redemption Price Per Share (a)	$8.39

Maximum Offering Price Per Share ($8.39 ÷ 95.75%)	$8.76

(a)	The fund charges a 2% redemption fee on redemptions made within 30 days of initial purchase.

See Notes to Financial Statements

Presidio Multi-Strategy Fund

Statement of Operations
(Unaudited)

As of April 10, 2014

Investment Income:
Dividends	$62,536
Interest	766
Other operating income	95

Total Investment Income	63,396

Expenses:
Advisory fees (note 2)	33,672
Administration fees (note 2)	16,416
Interest expense	10,932
Distribution and service fees (note 3)	8,418
Miscellaneous expenses	3

Total Expenses	69,440

Net Investment Loss	(6,044)

Realized and Unrealized Gain (Loss) on Investments, Options Written, and Securities Sold Short:

Net realized gain (loss) from:
Investments	683,780
Securities Sold Short	(710,940)
Options Written	87,709
Options Purchased	(263,411)
Total net realized loss	(202,862)

Change in unrealized appreciation (depreciation) on:
Investments	7,144
Securities Sold Short	(108,981)
Options Written	(272,958)
Total change in unrealized depreciation	(374,795)

Net Realized and Unrealized Loss on Investments	(577,657)

Net Decrease in Net Assets Resulting from Operations	$(583,701)

See Notes to Financial Statements

Presidio Multi-Strategy Fund

Statements of Changes in Net Assets
(Unaudited)
	April 10,	May 31,
For the fiscal year or period ended	2014	2013

Operations:
Net investment (loss) income	$(6,044)	$112,497
Net realized loss from investments, options written and securities sold short	(202,862)	(681,183)
Net change in unrealized (depreciation) appreciation on investments,
options written and securities sold short	(374,795)	317,268

Net Decrease in Net Assets Resulting from Operations	(583,701)	(251,418)

Distributions to Shareholders From:
Net investment income	(32,866)	(146,471)
Net realized gain from investment transactions	-	(32,155)
Decrease in Net Assets Resulting from Distributions	(32,866)	(178,626)

Shares of Beneficial Interest Transactions:
Shares sold	824,973	6,584,195
Reinvested dividends and distributions	31,465	167,792
Shares repurchased	(9,218,521)	(3,731,562)
Redemption Fees	244	-

Increase from Shares of Beneficial Interest Transactions	(8,361,839)	3,020,425

Net (Decrease) Increase in Net Assets	(8,978,405)	2,590,381

Net Assets:
Beginning of Period or Year	9,433,322	6,842,941
End of Period or Year	$454,917	$9,433,322

Undistributed Net Investment Income	$-	$(108,367)

Share Information:
Shares Sold	95,641	641,274
Reinvested dividends and distributions	3,741	16,073
Shares repurchased	(1,021,310)	(361,837)
Net Increase in Shares	(921,927)	295,510
Shares Outstanding, Beginning of Period or Year	976,169	680,659
Shares Outstanding, End of Period or Year	54,242	976,169

See Notes to Financial Statements

Presidio Multi-Strategy Fund

Financial Highlights
(Unaudited)

For a share outstanding during the	April 10,		May 31,	May 31,		May 31,
fiscal year or period ended	2014		2013	2012		2011 (a)

Net Asset Value, Beginning of Period	$9.66		$10.05	$10.68		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(2.22)		0.11	0.10	(i)	0.09
Net realized and unrealized gain (loss) on investments,
options written and securities sold short	1.39		(0.33)	(0.51)		0.87

Total from Investment Operations	(0.83)		(0.22)	(0.41)	(i)	0.96

Less Distributions:
From net investment income	(0.45)		(0.14)	(0.22)		(0.05)
From net realized gain on investment transactions	0.00	(f)	(0.03)	(0.00)	(f)	(0.23)

Total Distributions	(0.45)		(0.17)	(0.22)		(0.28)

Net Asset Value, End of Period	$8.39		$9.66	$10.05	(i)	$10.68

Total Return (d)(e)	(9.00)%	(c)	(2.27)%	(3.87)%	(i)	9.74%	(c)

Net Assets, End of Period (in thousands)	$455		$9,433	$6,843	(i)	$4,644
Average Net Assets for the Period (in thousands)	$3,885		$10,158	$5,897	(i)	$3,405

Ratios of:
Total Expenses to Average Net Assets (g)	2.18%	(b)	2.57%	2.86%	(i)	1.74%	(b)
Total Expenses to Average Net Assets, excluding dividend
and interest expense (g)	1.75%	(b)	1.75%	1.76%		1.74%	(b)
Net Investment Income to Average Net Assets (h)	(0.28)%	(b)	1.11%	0.99%	(i)	1.24%	(b)

Portfolio turnover rate	449.22%	(c)	51.25%	4.90%		51.01%	(c)

(a)	For the period from July 7, 2010 (Date of Initial Public Investment) to May 31, 2011.
(b) Annualized.
(c) Not annualized.
(d) Total return does not reflect sales charge, if any.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f) Actual amount is less than $0.01 per share
(g)	Does not include expenses of the investment companies in which the Fund invests.
(h)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(i)	Net investment income, Total from Investment Operations, Net Asset Value End of Period, Total Return, Net Assets
End of Period, Average Net Assets for the Period, Total Expenses to Average Net Assets, and Net Investment
Income to Average Net Assets for the year ended May 31, 2012 were restated.

See Notes to Financial Statements

Presidio Multi-Strategy Fund

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The Presidio Multi-Strategy Fund ("Fund") is a series of the Starboard Investment Trust ("Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.  The investment objective of the Fund is to seek capital appreciation without regard to current income.

The Fund's investment advisor, CV Investment Advisors, LLC (the "Advisor"), seeks to achieve the Fund's investment objective by investing in a globally diversified portfolio of (i) domestic and foreign equity securities, (ii) domestic and foreign government and corporate debt securities, including Exchange Traded Notes ("ETNs") and "junk bonds" and (iii) options and futures on currencies and commodities. The Fund may invest in these securities directly or indirectly through investments in other investment companies including Exchange Traded Funds ("ETFs"). The Fund's investment policy may be changed without shareholder approval upon prior written notice to shareholders.
The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4:00 p.m. Eastern Time (the "Valuation Time").  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange ("CBOE"), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option.  Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

(Continued)

Presidio Multi-Strategy Fund

Notes to Financial Statements
(Unaudited)

Securities Sold Short
The Fund may sell a security short to increase investment returns. The Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which the Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement; the price may be higher or lower than the price at which the Fund sold the security. The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.

Until the Fund replaces the borrowed security, the Fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes securities held long as shown on the Schedule of Investments. Dividends paid on securities sold short are recorded as an expense on the Fund's Statement of Operations.

The Fund did not hold any short security positions as of the final period ended April 10, 2014.

Purchased Options
When the Fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

Presidio Multi-Strategy Fund

Notes to Financial Statements
(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of April 10, 2014 (Date of Fund Closing) for the Fund's investments measured at fair value:

Investments in Securities	Total	Level 1	Level 2	Level 3
Assets
Short-Term Investment	$455,223	$455,223	$-	$-
Total Assets	$455,223	$455,223	$-	$-

The Fund had no significant transfers into or out of Level 2 or Level 3 during the final period ended April 10, 2014.

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets on the Statement of Assets and Liabilities.  Realized gain and loss and unrealized appreciation and depreciation on these contracts for the year are included in the Statement of Operations.

The Fund had no derivative instruments outstanding as of April 10, 2014.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

(Continued)

Presidio Multi-Strategy Fund

Notes to Financial Statements
(Unaudited)

Fees on Redemptions
The Fund charges a redemption fee of 2.00% on redemptions of Fund shares occurring within 30 days following the issuance of such shares.  The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund's shares.  No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund's average daily net assets.  The Advisor shall receive an investment advisory fee equal to an annualized rate of 1.00% of the average daily net assets of the Fund.  The fee paid to the Advisor is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.   In accordance with these terms, the Fund incurred $33,672 in advisory fees for the final period ended April 10, 2014.

Administrator
The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund's average daily net assets.  The annual rate is 0.500% if the average daily net assets are under $51 million and gradually decreases to an annual rate of 0.078% if the average daily net assets are $1,095,000,000 or more.  The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Administrator, also through October 1, 2014, under which it has agreed to (i) make payments to the administrator based upon the Fund's net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan. These measures are intended to limit the Fund's operating expenses to 1.50% of the average daily net assets, exclusive of taxes, interest, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expense.

The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums. The Fund incurred $16,416 in administration fees for the final period ended April 10, 2014.

Compliance Services
Nottingham Compliance Services, LLC ("NCS"), a fully owned affiliate of the Administrator, provides services which assist the Trust's Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Fund.

In January 2014, Cipperman Compliance Services, LLC assumed providing services as the Trust's Chief Compliance Officer.

(Continued)

Presidio Multi-Strategy Fund

Notes to Financial Statements
(Unaudited)

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Fund.
Certain Trustees and officers of the Trust may also be officers of the Advisor or the Administrator.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Fund will vary.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the final period ended April 10, 2014, $8,418 in fees were incurred by the Fund.

4.	Purchases and Sales of Investment Securities

For the final period ended April 10, 2014, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Period Ended	Purchases of Securities	Proceeds from Sales of Securities
April 10, 2014	$12,371,655	$21,724,257

There were no long-term purchases or sales of U.S Government Obligations during the final period ended April 10, 2014.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Fund has reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of the final period ended April 10, 2014, no examination of the Fund's tax returns is currently in progress.

Distributions during the fiscal years ended were characterized for tax purposes as follows:

(Continued)

Presidio Multi-Strategy Fund

Notes to Financial Statements
(Unaudited)

	Distributions from
For the Fiscal Year or Period Ended	Ordinary Income	Long-Term Capital Gains
04/10/2014	$ 32,866	$ -
05/31/2013	178,626	-

At April 10, 2014, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$455,223

Unrealized Appreciation	-
Unrealized Depreciation	-
Net Unrealized Appreciation	$-

Accumulated Net Investment Losses	(150,712)
Other Book/Tax Differences	(1,062,468)

Distributable Earnings	$(1,213,180)

6.	Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	Recent Accounting Pronouncements

In January 2013, the FASB issued ASU No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities."  ASU No. 2013-01 clarifies that ordinary trade receivables and payables are not included in the scope of ASU No. 2011-11.  ASU No. 2011-11 applies only to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and lending that are offset in accordance with specific criteria contained in the FASB Accounting Standards codification.

Management is currently evaluating the impact ASU No. 2011-11 and ASU No. 2013-01 will have on the Fund's financial statements and disclosures.

8.	Borrowings

The Fund established a borrowing agreement with Goldman Sachs for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies.  Interest is based on the Federal Funds rate plus 1.25%.  The average borrowing during the final period was $396,461, and the average interest rate during the year was 2.50%.  Interest expense is charged directly to the Fund based upon actual amounts borrowed by the Fund.  Total interest expense for the year was $14,367 as reflected in the Statement of Operations.

9.	Subsequent Events

In preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any additional subsequent events that necessitated disclosures and/or adjustments.

(Continued)

Presidio Multi-Strategy Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's final period April 10, 2014.

During the fiscal year, no long-term capital gain distributions were paid by the Fund.

Individual shareholders are eligible for reduced tax rates on qualified dividend income.  For the purposes of computing the dividends eligible for reduced tax rates, all of the dividends paid by the funds from ordinary income earned during the fiscal year are considered qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends.  For the purposes of computing this exclusion, all of the dividends paid by the fund from ordinary income earned during the fiscal year represent qualifying dividends.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

(Continued)

Presidio Multi-Strategy Fund

Additional Information
(Unaudited)

Presidio Multi-Strategy Fund	Beginning Account Value December 1, 2013	Ending Account Value April 10, 2014	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 996.20	$9.01
	$1,000.00	$1,008.91	$9.07
Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the final period).

5.	Information about Trustees and Officers
The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $2,000.00 during the final period ended April 10, 2014 from the Fund for their services to the Fund and Trust.

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Michael G. Mosley Age: 60	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	23	None.
Theo H. Pitt, Jr. Age: 77	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001; Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) from 2003-2008.	23
Independent Trustee of World Funds Trust for its two series, Gardner Lewis Investment Trust for its two series, Hanna Investment Trust for its one series, and  Hillman Capital Management Investment Trust for its one series (all registered investment companies); previously, Independent Trustee of, NCM Capital Investment Trust for its one series from 2007 to 2009, New Providence Investment Trust from 2008 to 2009, and Tilson Investment Trust for its two series from 2004 to 2009 (all registered investment companies).

Presidio Multi-Strategy Fund

Additional Information
(Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
James H. Speed, Jr. Age: 60	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	President and CEO of NC Mutual Insurance Company (insurance company) since 2003; President of Speed Financial Group, Inc. (consulting and private investments) from 2000 to 2003.	23
Independent Trustee of Brown Capital Management Mutual Funds for its three series, Hillman Capital Management Investment Trust for its one series, and Tilson Investment Trust for its one series (all registered investment companies).  Member of Board of Directors of NC Mutual Life Insurance Company.  Member of Board of Directors of M&F Bancorp.  Previously, Independent Trustee of New Providence Investment Trust for its one series from 2009 until 2011 (registered investment company).

J. Buckley Strandberg Age: 53	Independent Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982.	23	None.
Other Officers
Brenda A. Smith Age: 52 300 Conshohocken State Road, Suite 200 West Conshohocken, PA 19428
Treasurer (Horizons West Multi-Strategy Hedged Income Fund and CV U.S. High Yield Fund); President and Treasurer (CV Asset Allocation Fund, GoodWood SMID Cap Discovery Fund, and Presidio Multi-Strategy Fund)
		Since 8/12, 11/12, and 8/13
President of CV Brokerage, Inc. (broker-dealer) since 2010.  Managing Member of CV Investment Advisors, LLC (advisor to the Prophecy Alpha Trading Fund) since 2012.  Owner of BA Smith & Associates, LLC (accounting and consulting) since 1995.
				n/a	n/a
Katherine M. Honey Age: 40	Secretary	Since 10/13	EVP of The Nottingham Company since 2008.	n/a	n/a
Martin Dziura Age: 54	Chief Compliance Officer	Since 1/14
Managing Director, Cipperman Compliance Services, LLC since 2010; Chief Compliance Officer, Hanlon Investment Management from 2009-2010; Vice President, Compliance, Morgan Stanley Investment Management from 2000-2009.
				n/a	n/a

Presidio Multi-Strategy Fund

Additional Information
(Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Ashley E. Harris Age: 30	Assistant Treasurer	Since 4/14	Director, Financial Reporting, The Nottingham Company; Manager, Fund Accounting, The Nottingham Company from 2011-2014; Fund Accountant, The Nottingham Company from 2008-2011.	n/a	n/a

Presidio Multi-Strategy Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services	CV Investments Advisors, LLC
116 South Franklin Street	300 Conshohocken State Road
Post Office Drawer 4365 Rocky Mount, N.C. 27803	Suite 200 West Conshohocken, P.A. 19428

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Item 2. CODE OF ETHICS.
Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.  CONTROLS AND PROCEDURES.
(a)	The Principal Executive Officer/Principal Financial Officer has concluded that the registrant's disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/Brenda A. Smith
Brenda A. Smith President, Treasurer, Principal Executive Officer and Principal Financial Officer Presidio Multi-Strategy Fund
Date: August 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Brenda A. Smith
Brenda A. Smith President, Treasurer, Principal Executive Officer and Principal Financial Officer Presidio Multi-Strategy Fund
Date: August 5, 2014